Average Annual Total Returns		24 Months Ended	72 Months Ended	132 Months Ended	141 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Performance Inception Date	Apr. 10, 2013
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%	13.91%
Dearborn Partners Rising Dividend Fund - Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.11%	9.38%	9.57%	10.20%
Dearborn Partners Rising Dividend Fund - Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.58%	8.73%	9.06%	9.70%
Dearborn Partners Rising Dividend Fund - Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.92%	7.37%	7.78%	8.42%
Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.15%	7.99%	8.74%	9.44%
Dearborn Partners Rising Dividend Fund - Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.99%	8.29%	8.48%	9.10%